Operating Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Operating lease description				The Company had one operating lease for its headquarters office space in Burbank, California that expires on July 31, 2023.			The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023.
Lease expiration				Jan. 01, 2020
Lease term		5 years		5 years
Rental payments	$ 478,000
Operating lease right-of-use asset, net	432,000	$ 680,000		$ 680,000			$ 332,980
Total lease liabilities	432,000	692,000		692,000			337,453
Security deposits	16,000
Lease expenses		$ 50,000	$ 28,000	$ 99,000	$ 61,000	$ 42,040	$ 107,588
Minimum [Member]
Rental payments	90,000
Maximum [Member]
Rental payments	$ 101,000